Subsequent Events (Q2) (Details) - USD ($)											1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			12 Months Ended
	Sep. 17, 2019	Sep. 09, 2019	Aug. 30, 2019	Aug. 28, 2019	Aug. 14, 2019	Jul. 29, 2019	Jun. 28, 2019	May 10, 2019	May 02, 2019	Dec. 21, 2018	Sep. 30, 2019	May 05, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	May 06, 2019	Apr. 25, 2019	Dec. 12, 2018
Subsequent Events (Additional Information) [Abstract]
Granted (in shares)													93,000		38,462				0	0
Exercise price (in dollars per share)													$ 7.50		$ 6.76				$ 0	$ 0
Number of common shares issued for services												$ 2,227,006	$ 600,000	$ 206,166			$ 430,811
Vesting period																3 years
Warrant exercise price (in dollars per share)															$ 3.90		$ 3.90						$ 3.90
Proceeds from private issuance of public equity																$ 15,676,000		$ 0
Warrant [Member]
Subsequent Events (Additional Information) [Abstract]
Warrant exercise price (in dollars per share)													$ 3.90			$ 3.90
Common Stock [Member]
Subsequent Events (Additional Information) [Abstract]
Number of common shares issued for services (in shares)												1,099,822	100,000	18,964			164,357
Number of common shares issued for services												$ 1,100	$ 100	$ 19			$ 164
Stock Options [Member]
Subsequent Events (Additional Information) [Abstract]
Exercise price (in dollars per share)										$ 6.76
Vesting period										1 year
Chief Financial Officer [Member] | Stock Options [Member]
Subsequent Events (Additional Information) [Abstract]
Granted (in shares)							500,000
Exercise price (in dollars per share)							$ 6.35
Vesting period							2 years
Subsequent Event [Member]
Subsequent Events (Additional Information) [Abstract]
Vesting period									2 years
Warrant exercise price (in dollars per share)																					$ 4.25	$ 4.25
Conversion of Stock, Shares Issued (in shares)								682,500	76,154
Proceeds from private issuance of public equity											$ 4,000,000
Subsequent Event [Member] | Tranche One [Member]
Subsequent Events (Additional Information) [Abstract]
Vesting percentage of warrants	50.00%
Number of warrants vested (in shares)	1,250,000
Subsequent Event [Member] | Tranche Two [Member]
Subsequent Events (Additional Information) [Abstract]
Vesting percentage of warrants	50.00%
Number of warrants vested (in shares)	1,250,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Additional Information) [Abstract]
Conversion of stock, shares converted (in shares)											1,144,999
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Additional Information) [Abstract]
Conversion of Stock, Shares Issued (in shares)											1,259,498
Subsequent Event [Member] | iHeartMedia [Member]
Subsequent Events (Additional Information) [Abstract]
Number of common shares issued for services (in shares)				1,000,000
Number of common shares issued for services				$ 5,000,000
Advertising media inventory committed for use in 2020				$ 2,500,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Events (Additional Information) [Abstract]
Number of common shares issued for services (in shares)						6,042
Subsequent Event [Member] | Chief Financial Officer [Member] | Stock Options [Member]
Subsequent Events (Additional Information) [Abstract]
Granted (in shares)			100,000
Exercise price (in dollars per share)			$ 3.90
Vesting period			2 years
Subsequent Event [Member] | Employee [Member] | Stock Options [Member]
Subsequent Events (Additional Information) [Abstract]
Granted (in shares)		30,000			30,000
Exercise price (in dollars per share)		$ 3.70			$ 4.00
Vesting period		3 years			3 years
Subsequent Event [Member] | Special Adviser [Member]
Subsequent Events (Additional Information) [Abstract]
Consulting agreement period	5 years
Subsequent Event [Member] | Special Adviser [Member] | Tranche One [Member]
Subsequent Events (Additional Information) [Abstract]
Number of warrants issued (in shares)	2,500,000
Warrant exercise price (in dollars per share)	$ 0.10
Subsequent Event [Member] | Special Adviser [Member] | Tranche Two [Member]
Subsequent Events (Additional Information) [Abstract]
Number of warrants issued (in shares)	1,500,000
Warrant exercise price (in dollars per share)	$ 10.00